                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS  156.4%
                ALABAMA   3.6%
     $ 6,345    Alabama St Muni Elec Auth Pwr Supply Rev Ser A (MBIA Insd) (a)                5.500%     09/01/19   $    6,918,144
       1,000    Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist
                Hlth Sys Inc Ser A                                                            5.000      11/15/30          995,050
                                                                                                                    ---------------
                                                                                                                         7,913,194
                                                                                                                    ---------------

                ARIZONA   2.6%
       1,750    Glendale, AZ Indl Dev Auth Rfdg                                               5.000      12/01/35        1,748,548
       4,000    University Med Ctr Corp AZ Hosp Rev                                           5.000      07/01/35        4,007,800
                                                                                                                    ---------------
                                                                                                                         5,756,348
                                                                                                                    ---------------

                ARKANSAS   1.3%
       2,780    Washington Cnty, AK Hosp Rev Regl Med Ctr Ser B Rfdg                          5.000      02/01/30        2,794,345
                                                                                                                    ---------------

                CALIFORNIA   24.7%
       5,000    Alameda Corridor Transn Auth CA Conv Cap Apprec Sub Lien Ser A Rfdg
                (AMBAC Insd) (b)                                                            0/5.400      10/01/24        3,878,450
       3,330    Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn Rfdg (Escrowed to Maturity)
                (AMBAC Insd)                                                                  5.000      05/15/13        3,333,297
       1,125    California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Ser A Rfdg          5.250      06/01/45        1,125,304
       1,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd Sonoma Cnty Corp Rfdg           5.125      06/01/38          996,810
       1,000    California Hlth Fac Fin Auth Rev Cedars-Sinai Med Ctr Rfdg                    5.000      11/15/27        1,015,150
       3,500    California Hlth Fac Fin Auth Rev Cedars-Sinai Med Ctr Rfdg                    5.000      11/15/34        3,538,885
       1,200    California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                      5.250      04/01/39        1,239,131
         500    California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc
                Proj Ser B (AMT)                                                              5.000      07/01/27          503,325
          20    California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
                (GNMA Collateralized)                                                         7.800      02/01/28           20,384
       5,005    California St (AMBAC Insd)                                                    5.125      10/01/27        5,098,594
       2,000    California St (MBIA-IBC Insd)                                                 5.000      02/01/32        2,042,780
       1,000    California St Dept Wtr Res Pwr Supply Rev Ser A (Prerefunded @ 05/01/12)      5.750      05/01/17        1,111,970
       3,185    California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A      5.000      07/01/39        3,189,395
       1,250    California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A      5.250      07/01/30        1,285,338
       1,200    California Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser B              5.000      03/01/41        1,206,480
       2,000    California Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser B              5.250      03/01/45        2,056,800
       1,000    California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A        5.000      03/01/30        1,012,140
       5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)       0/5.800      01/15/20        4,465,850
       1,465    Los Angeles Cnty, CA Met Transn Auth Sales Tax Rev Prop C Second Sr
                Ser A Rfdg (AMBAC Insd)                                                       5.000      07/01/23        1,501,259
       2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Ser A Rfdg (FSA Insd)       5.500      10/01/18        2,195,520
       1,500    Los Angeles Cnty, CA Uni Sch Dist Ser A (FSA Insd) (c)                        5.250      07/01/19        1,608,060
       3,500    Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A (MBIA Insd)     5.500      11/01/35        3,806,215
       1,000    Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds Ser A1            5.375      06/01/38        1,015,380
       2,000    Tobacco Sec Auth Southn CA Tob Settlement Ser A1                              5.000      06/01/37        1,958,300
       5,000    Tobacco Sec Auth Southn CA Tob Settlement Ser A1                              5.125      06/01/46        4,908,000
                                                                                                                    ---------------
                                                                                                                        54,112,817
                                                                                                                    ---------------

                COLORADO   6.3%
       5,000    Colorado Ed & Cultural Fac Charter Sch Proj (XLCA Insd)                       5.500      05/01/36        5,335,500
       1,000    Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
                (Escrowed to Maturity)                                                        5.500      03/01/32        1,070,640
       1,250    Colorado Hlth Fac Auth Rev Covenant Retirement Cmntys Inc                     5.000      12/01/35        1,239,463
       1,000    Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj                         6.500      09/01/20        1,088,270
       1,000    Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
                (Prerefunded @ 11/15/11)                                                      6.500      11/15/31        1,131,249
          35    Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                       7.550      11/01/27           35,747
       1,280    Fremont Custer & El Paso Cnty, CO Sch Dist No RE-2 Fremont (FSA Insd)         5.250      12/01/21        1,365,657
       1,500    Montrose, CO Mem Hosp                                                         6.000      12/01/33        1,589,430
       1,000    Park Creek Met Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg                           5.500      12/01/30        1,033,160
                                                                                                                    ---------------
                                                                                                                        13,889,116
                                                                                                                    ---------------

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT   1.4%
     $ 1,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private
                Placement (Prerefunded @ 09/01/06) (d)                                        6.400%     09/01/11   $    1,532,175
       1,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private
                Placement (Prerefunded @ 09/01/07) (d)                                        6.400      09/01/11        1,557,990
                                                                                                                    ---------------
                                                                                                                         3,090,165
                                                                                                                    ---------------

                FLORIDA   0.7%
         115    Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)         5.950      07/01/20          120,277
       1,300    Highlands Cnty, FL Hlth Fac Auth Rev Adventist Health Sys Ser C               5.250      11/15/36        1,345,474
                                                                                                                    ---------------
                                                                                                                         1,465,751
                                                                                                                    ---------------

                GEORGIA   5.9%
       5,000    Augusta, GA Wtr & Swr Rev (FSA Insd)                                          5.000      10/01/27        5,139,800
       4,000    Augusta, GA Wtr & Swr Rev (FSA Insd)                                          5.250      10/01/22        4,207,479
       1,870    Georgia Muni Elec Auth Pwr Rev Ser A (FGIC Insd) (a)                          5.500      01/01/12        1,977,806
       1,425    Georgia Muni Elec Auth Pwr Rev Ser A Rfdg (Escrowed to Maturity)
                (FGIC Insd)                                                                   5.500      01/01/12        1,523,325
                                                                                                                    ---------------
                                                                                                                        12,848,410
                                                                                                                    ---------------

                ILLINOIS   9.0%
       2,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
                (MBIA Insd)                                                                   5.375      01/01/32        2,077,280
       2,540    Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser A (AMT)
                (AMBAC Insd)                                                                  5.375      01/01/32        2,614,193
       1,305    Chicago, IL 2006 Proj Ser A Rfdg (MBIA Insd)                                  5.500      01/01/38        1,379,763
       3,645    Chicago, IL 2006 Proj Ser A Rfdg (Prerefunded @ 01/01/11) (MBIA Insd)         5.500      01/01/38        3,927,816
          50    Chicago, IL Proj Ser A Rfdg (Prerefunded @ 01/01/11) (MBIA Insd)              5.500      01/01/38           53,880
       1,885    Chicago, IL Tax Increment Alloc Sub Cent Loop Ser A (ACA Insd)                6.500      12/01/08        1,989,938
         285    Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)                        8.100      12/01/15          370,531
       1,000    Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                             5.500      08/15/43        1,056,590
       1,335    Illinois Fin Auth Solid Waste Rev Disposal Waste Mgmt Inc Proj
                Ser A (AMT)                                                                   5.050      08/01/29        1,335,000
       1,350    Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A               5.125      06/01/35        1,348,893
       2,300    Illinois Hsg Dev Auth Rev Homeowner Mtg Ser C-2 (AMT)                         5.150      08/01/37        2,326,703
       1,225    Pekin, IL Mtg Rev United Auto Workers Inc Proj Ser A
                (GNMA Collateralized)                                                         5.250      05/20/34        1,233,771
                                                                                                                    ---------------
                                                                                                                        19,714,358
                                                                                                                    ---------------

                INDIANA   6.7%
       3,065    Allen Cnty, IN War Mem Coliseum Additions Bldg Corp Ser A (AMBAC Insd)        5.750      11/01/25        3,324,728
       3,505    East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd) (a)           6.250      01/05/16        3,928,404
       1,000    Indiana St Dev Fin Auth Rev Rfdg (AMT)                                        5.950      08/01/30        1,019,170
       5,740    Indianapolis, IN Loc Pub Impt Bd Bk Drivers Ser 1154 (Inverse
                Floating Rate) (Acquired 11/01/05, Cost $6,198,339) (AMT)
                (MBIA Insd) (a) (e)                                                           6.499      07/01/13        6,325,308
                                                                                                                    ---------------
                                                                                                                        14,597,610
                                                                                                                    ---------------

                IOWA   1.9%
       1,515    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)                              5.750      06/01/14        1,616,929
       2,500    Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd Ser C                 5.375      06/01/38        2,526,075
                                                                                                                    ---------------
                                                                                                                         4,143,004
                                                                                                                    ---------------

                KANSAS  3.7%
       1,735    Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd) (a)        5.250      10/01/21        1,874,494
       1,000    Lawrence, KS Hosp Rev Lawrence Mem Hosp                                       5.125      07/01/36        1,023,380
       1,500    Overland Park, KS Dev Corp Rev First Tier Ser A                               7.375      01/01/32        1,639,140
       3,500    Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (MBIA Insd)             5.300      06/01/31        3,678,430
                                                                                                                    ---------------
                                                                                                                         8,215,444
                                                                                                                    ---------------

                LOUISIANA   5.2%
       7,930    Ernest N Morial New Orleans, LA Exhibit Hall Auth Spl Tax Sr Sub Ser A
                (AMBAC Insd) (a)                                                              5.250      07/15/18        8,337,206
         985    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
                (GNMA Collateralized)                                                         5.375      10/20/39        1,008,187
       2,000    New Orleans, LA Rfdg (FGIC Insd)                                              5.500      12/01/21        2,156,240
                                                                                                                    ---------------
                                                                                                                        11,501,633
                                                                                                                    ---------------

                MARYLAND   2.3%
       1,000    Baltimore, MD Convention Ctr Hotel Rev Drivers Ser 1251 (Inverse
                Floating Rate) (Acquired 02/06/06, Cost $1,177,090) (XLCA Insd) (e)           6.530      03/01/14        1,144,670
         800    Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury
                Ser A                                                                         6.000      06/01/19          833,336
       1,000    Maryland St Econ Dev Corp Univ MD College Pk Proj
                (Prerefunded @ 06/01/13)                                                      5.625      06/01/35        1,096,580
       2,000    Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art              5.000      06/01/40        1,973,500
                                                                                                                    ---------------
                                                                                                                         5,048,086
                                                                                                                    ---------------

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS   3.2%
     $ 2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                     5.625%     01/01/15   $    2,167,860
       1,800    Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue Ser D               5.000      07/01/33        1,798,596
       1,705    Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Ser C
                (Connie Lee Insd) (a)                                                         7.000      07/01/09        1,843,207
       1,145    Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)           6.750      12/01/20        1,157,549
                                                                                                                    ---------------
                                                                                                                         6,967,212
                                                                                                                    ---------------

                MICHIGAN   3.1%
       1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                                 5.250      07/01/30        1,013,810
       1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                                 6.250      07/01/40        1,091,620
       4,500    Michigan St Bldg Auth Rev Fac Pgm Ser III Rfdg (FSA Insd)                     5.000      10/15/26        4,628,925
                                                                                                                    ---------------
                                                                                                                         6,734,355
                                                                                                                    ---------------

                MINNESOTA   0.5%
       1,000    St Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                           6.000      11/15/35        1,083,230
                                                                                                                    ---------------

                MISSISSIPPI   1.3%
       2,360    Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition Ser A2
                (AMBAC Insd)                                                                  5.000      07/01/24        2,361,274
         360    Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
                (GNMA Collateralized)                                                         7.600      06/01/29          366,646
         125    Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
                (GNMA Collateralized)                                                         7.550      12/01/27          129,790
                                                                                                                    ---------------
                                                                                                                         2,857,710
                                                                                                                    ---------------

                MISSOURI   4.2%
       1,250    Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
                MO Hosp Assoc                                                                 5.625      06/01/27        1,286,150
       1,375    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran
                Ser A                                                                         5.375      02/01/35        1,408,921
       3,855    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Ser AA Rfdg
                (Escrowed to Maturity) (MBIA Insd)                                            6.400      06/01/10        4,201,256
       2,250    Saint Charles, MO Ctf Partn Ser B                                             5.500      05/01/18        2,345,648
                                                                                                                    ---------------
                                                                                                                         9,241,975
                                                                                                                    ---------------

                NEBRASKA   0.9%
       1,965    Omaha Pub Pwr Dist NE Elec Rev Sys Ser A                                      5.000      02/01/39        2,010,509
                                                                                                                    ---------------

                NEVADA   0.5%
       1,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
                (AMBAC Insd)                                                                  5.250      07/01/34        1,034,970
          40    Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA Gtd)                        6.900      10/01/14           40,049
          35    Nevada Hsg Div Single Family Pgm Mezz Ser E (AMT) (FHA Gtd)                   6.900      10/01/11           35,047
                                                                                                                    ---------------
                                                                                                                         1,110,066
                                                                                                                    ---------------

                NEW JERSEY   5.0%
       1,000    New Jersey Econ Dev Auth Rev Cigarette Tax                                    5.500      06/15/31        1,037,150
         700    New Jersey Econ Dev Auth Rev Cigarette Tax                                    5.750      06/15/29          741,993
       2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj
                Ser A (AMT) (FGIC Insd)                                                       6.875      11/01/34        2,518,675
       6,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Ser A
                (AMT) (AMBAC Insd)                                                            5.250      11/01/32        6,740,045
                                                                                                                    ---------------
                                                                                                                        11,037,863
                                                                                                                    ---------------

                NEW MEXICO   1.3%
       1,500    Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03,
                Cost $1,514,910) (e)                                                          5.000      09/01/18        1,530,420
       1,250    Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03,
                Cost $1,275,475) (e)                                                          5.500      09/01/23        1,310,125
                                                                                                                    ---------------
                                                                                                                         2,840,545
                                                                                                                    ---------------

                NEW YORK   17.4%
       1,000    Nassau Cnty, NY Tob Settlement Corp Asst Bkd Ser A                            5.000      06/01/35          985,660
       1,000    Nassau Cnty, NY Tob Settlement Corp Asst Bkd Ser A                            5.125      06/01/46          989,030
           5    New York City Ser C                                                           7.250      08/15/24            5,013
       5,000    New York City Ser H (MBIA-IBC Insd)                                           5.250      03/15/14        5,325,900
       1,500    New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                   5.500      11/01/34        1,536,570
       3,500    New York City Hsg Dev Corp Multi-Family Hsg Rev Progress of Peoples
                Dev Ser B (AMT) (FNMA Collateralized)                                         4.950      05/15/36        3,501,820
       1,890    New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
                (Acquired 06/25/99 and 06/29/99, Cost $1,890,000) (e)                         6.350      06/01/29        1,964,768
       1,400    New York City Indl Dev Agy Spl Fac Rev Amern Airlines JFK Intl Arpt
                (AMT)                                                                         7.625      08/01/25        1,639,372
       5,000    New York City Transitional Fin Auth Future Tax Sec Ser B                      5.000      08/01/22        5,192,800
       4,000    New York City Transitional Fin Auth Future Tax Sec Ser D (MBIA Insd)          5.250      02/01/20        4,268,400
       1,500    New York St Dorm Auth Rev Mt Sinai NYU Hlth                                   5.500      07/01/26        1,515,525
          35    New York St Dorm Auth Rev Mental Hlth Svc Fac (FSA Insd) (a)                  5.875      08/15/16           37,605
       2,000    New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser N Rfdg                       5.750      02/15/18        2,177,400
       1,990    New York St Mtg Agy Rev Ser 101 (AMT)                                         5.400      04/01/32        2,031,432
       6,000    TSASC Inc NY Ser 1                                                            5.000      06/01/34        5,935,560
       1,000    Westchester Tob Asset Sec Corp NY                                             5.125      06/01/38          996,810
                                                                                                                    ---------------
                                                                                                                        38,103,665
                                                                                                                    ---------------

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA   2.3%
     $ 3,000    Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg                         5.500%     08/01/19   $    3,242,640
       1,700    North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Ser A (MBIA Insd)           5.250      01/01/19        1,802,765
                                                                                                                    ---------------
                                                                                                                         5,045,405
                                                                                                                    ---------------

                OHIO   2.6%
       1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                7.500      01/01/30        1,101,170
       1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum at Willow Brook
                (FHA Gtd)                                                                     6.550      02/01/35        1,011,890
         940    Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT)
                (GNMA Collateralized)                                                         6.050      09/01/17          967,918
         700    Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C
                (AMT)                                                                         6.000      05/15/11          724,157
       1,650    Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C
                (AMT)                                                                         6.375      11/15/32        1,787,478
                                                                                                                    ---------------
                                                                                                                         5,592,613
                                                                                                                    ---------------

                OKLAHOMA   5.5%
       3,905    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                                  5.250      07/01/29        4,151,054
       1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                                  5.250      07/01/33        1,564,886
       1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)                  *        02/01/31          306,460
         200    Oklahoma Hsg Fin Agy Single Family Mtg Rev Homeownership Ln Pgm
                Ser A (AMT) (GNMA Collateralized)                                             7.050      09/01/26          200,624
       3,460    Sallisaw, OK Muni Auth Util Sys Rev (XLCA Insd)                               5.000      01/01/35        3,556,326
       2,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
                (AMBAC Insd)                                                                  6.250      11/01/22        2,186,000
                                                                                                                    ---------------
                                                                                                                        11,965,350
                                                                                                                    ---------------

                PENNSYLVANIA   1.4%
       1,000    Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)               5.250      03/15/19        1,072,290
       2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA Hosp Rfdg
                (Escrowed to Maturity)                                                        6.350      07/01/07        2,046,080
                                                                                                                    ---------------
                                                                                                                         3,118,370
                                                                                                                    ---------------

                SOUTH CAROLINA   7.2%
       2,420    Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area
                (MBIA Insd) (a)                                                               5.500      06/01/20        2,617,666
       5,000    Charleston Ed Excellence Fin Corp SC Rev Rols RR II R471 (Inverse
                Floating Rate) (Acquired 12/16/05, Cost $5,530,100) (e)                       5.225      12/01/26        5,463,000
       3,000    Dorchester Cnty, SC School District No 002 Installment Pur Rev Growth         5.000      12/01/30        3,044,580
       3,000    Medical Univ SC Hosp Auth Fac Mtg Ser A Rfdg (MBIA Insd)                      5.250      08/15/24        3,161,700
       1,500    South Carolina Jobs Econ Dev Auth Indl Rev SC Elec & Gas Co Proj
                Ser A (AMBAC Insd)                                                            5.200      11/01/27        1,568,850
                                                                                                                    ---------------
                                                                                                                        15,855,796
                                                                                                                    ---------------

                SOUTH DAKOTA   1.1%
       1,000    Minnehaha Cnty, SD Ltd Tax Ctf Partn (FSA Insd)                               5.000      12/01/20        1,045,170
       1,250    South Dakota St Hlth & Ed Fac Auth Rev Children's Care Hosp Rfdg              6.125      11/01/29        1,309,700
                                                                                                                    ---------------
                                                                                                                         2,354,870
                                                                                                                    ---------------

                TENNESSEE   1.9%
       1,250    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj
                Ser B Rfdg                                                                    6.000      10/01/35        1,293,963
       1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
                Impt & Rfdg                                                                   8.000      07/01/33        1,757,730
       1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth
                Ser A Rfdg (MBIA Insd)                                                        7.500      07/01/25        1,212,700
                                                                                                                    ---------------
                                                                                                                         4,264,393
                                                                                                                    ---------------

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS   7.8%
     $ 1,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)              4.850%     04/01/21   $      993,090
       1,190    Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C Rfdg
                (AMT)                                                                         5.750      05/01/36        1,254,962
       2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)                 5.500      11/01/21        2,139,760
       3,000    Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg (FSA Insd)                        5.375      10/01/19        3,218,250
       5,720    Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                     5.250      05/15/21        6,091,628
       1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy
                Proj Rfdg                                                                     5.600      03/01/27        1,307,263
       2,000    North Cent TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas
                (AMBAC Insd)                                                                  5.250      08/15/32        2,080,180
                                                                                                                    ---------------
                                                                                                                        17,085,133
                                                                                                                    ---------------

                VIRGINIA   1.1%
       1,000    Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)                      5.000      07/15/15        1,073,310
       1,400    Tobacco Settlement Fin Corp VA Asset Bkd                                      5.500      06/01/26        1,441,832
                                                                                                                    ---------------
                                                                                                                         2,515,142
                                                                                                                    ---------------

                WASHINGTON   8.3%
       1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A
                (AMT) (MBIA Insd)                                                             5.600      01/01/36        1,595,295
       1,000    Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Ser B
                Rfdg (AMT) (MBIA Insd)                                                        5.375      01/01/18        1,040,870
       1,370    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                  5.500      07/01/18        1,472,449
       3,465    Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC Insd) (a)                         5.250      07/01/21        3,661,154
       5,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)              5.250      09/01/33        5,223,750
       2,000    Washington St Hlthcare Fac Overlake Hosp Med Ctr Ser B (ACA Insd)             5.000      07/01/30        2,006,340
       3,000    Washington St Ser B                                                           5.500      05/01/18        3,248,130
                                                                                                                    ---------------
                                                                                                                        18,247,988
                                                                                                                    ---------------
                WEST VIRGINIA   1.2%
       2,450    West Virginia Univ Rev Impt WV Univ Proj Ser C (FGIC Insd)                    5.000      10/01/27        2,535,334
                                                                                                                    ---------------

                WISCONSIN   0.6%
       1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd)                                6.150      05/15/25        1,261,743
                                                                                                                    ---------------

                PUERTO RICO   2.7%
       4,800    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd) (c)             6.250      07/01/21        5,825,520
                                                                                                                    ---------------

     TOTAL LONG-TERM INVESTMENTS   156.4%
         (Cost $331,411,885)                                                                                           342,745,068

     SHORT-TERM INVESTMENT   1.7%
         (Cost $3,700,000)                                                                                               3,700,000
                                                                                                                    ---------------

     TOTAL INVESTMENTS   158.1%
         (Cost $335,111,885)                                                                                           346,445,068


     OTHER ASSETS IN EXCESS OF LIABILITIES   0.8%                                                                        1,729,788

     PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (58.9%)                                                     (129,058,500)
                                                                                                                    ---------------

     NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                $  219,116,356
                                                                                                                    ===============

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

         PAR
      AMOUNT
       (000)    DESCRIPTION                                                                  COUPON      MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------

     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d)  144A securities are those which are exempt from registration under Rule
     144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) This security is restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 8.1% of net assets applicable to common shares.

     ACA -- American Capital Access
     AMBAC -- AMBAC Indemnity Corporation
     AMT -- Alternative Minimum Tax
     Connie Lee -- Connie Lee Insurance Co.
     FGIC -- Financial Guaranty Insurance Company
     FHA -- Federal Housing Administration
     FNMA -- Federal National Mortgage Association
     FSA -- Financial Security Assurance Inc.
     GNMA -- Government National Mortgage Association
     MBIA -- Municipal Bond Investors Assurance Corp.
     MBIA-IBC -- MBIA Insured Bond Certificates
     XLCA -- XL Capital Assurance Inc.



     FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:
                                                                                                                       UNREALIZED
                                                                                                                      APPRECIATION/
                SHORT CONTRACTS:                                                                      CONTRACTS        DEPRECIATION
                U.S. Treasury Notes 10-Year Futures, September 2006 (Current Notional Value
                of $106,031 per contract)                                                                347           $  (323,795)
                                                                                                      =========       =============

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS
                                                                    PAY/                                  NOTIONAL      UNREALIZED
                                                                  RECEIVE        FIXED      EXPIRATION     AMOUNT      APPRECIATION/
COUNTERPARTY                       FLOATING RATE INDEX         FLOATING RATE      RATE         DATE         (000)      DEPRECIATION
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive        4.249%      09/28/16     $  6,140     $  (102,855)

JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive        4.480       09/28/26        2,640         (59,512)

JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index       Receive        4.474       10/03/26        5,920        (128,248)
                                                                                                                       ------------
                                                                                                                       $  (290,615)
                                                                                                                       ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006